UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1:	Schedule of Investments

October 31, 2004

	Vanguard Precious Metals and Mining Fund	Shares	Market Value (000)
	COMMON STOCKS (98.1%)
	Australia (21.8%)
	WMC Resources Ltd.	9,600,000	$48,402
	BHP Billiton Ltd.	4,250,000	43,967
	Rio Tinto Ltd.	1,200,000	32,806
	Sims Group Ltd.	1,950,000	22,373
	Iluka Resources Ltd.	3,100,000	11,346
*(1)	Tanami Gold NL	18,170,000	2,172
	Newcrest Mining Ltd.	100,000	1,244
*	Equinox Minerals Ltd. (Canadian Shares)	2,400,000	1,181
*	Equinox Minerals Ltd.	1,166,666	523

			164,014

	Brazil (3.1%)
	Companhia Vale do Rio Doce ADR	1,095,000	23,170

	Canada (30.6%)
*	Meridian Gold Co.	2,400,000	40,560
	Aber Diamond Corp.	1,125,000	39,125
	Placer Dome Inc. (Australian Shares)	1,550,000	33,268
*	Cameco Corp.	315,000	25,510
	Placer Dome Inc.	1,000,000	21,463
	Falconbridge Ltd.	750,000	18,846
	Barrick Gold Corp.	800,000	18,102
*	First Quantum Minerals Ltd.	1,460,100	18,016
*	Inco Ltd.	200,000	7,080
*	Centerra Gold Inc.	225,000	3,966
*	Southern Platinum Corp.	1,670,400	2,807
*	SouthernEra Diamonds, Inc.	2,670,400	1,642

			230,385

	France (4.5%)
	Imerys SA	300,000	21,027
	Eramet SLN	161,773	12,450

			33,477

	Greece (1.6%)
	K+S AG	289,773	12,039

	Papua New Guinea
*	Bougainville Copper Ltd.	2,000,000	388

	Peru (5.6%)
	Compania de Minas Buenaventura S.A.u. ADR	1,700,000	42,228

	Russia (0.4%)
	Mining and Metallurgical Company Norilsk Nickel ADR	50,000	3,105

	South Africa (14.2%)
	Impala Platinum Holdings Limited ADR	3,100,000	62,076
	Anglo American Platinum Corp ADR	750,000	28,502
	AngloGold Ashanti Ltd. ADR	450,000	16,686

			107,264

	United Kingdom (6.3%)
	Lonmin PLC	2,375,000	44,518
	Rio Tinto PLC	100,000	2,609
*	Zambezi Resources Ltd.	2,083,333	496

			47,623

	United States (10.0%)
	Peabody Energy Corp.	445,000	28,382
	Alcoa Inc.	700,000	22,750
	CONSOL Energy, Inc.	600,000	21,240
	Arch Coal, Inc.	88,000	2,862

			75,234

	TOTAL COMMON STOCKS
	(Cost $551,198)		738,927

	PRECIOUS METALS (0.2%)

*	Platinum Bullion (2,009 Ounces)
	(Cost $1,213)		1,663

	TEMPORARY CASH INVESTMENT (7.2%)

	Vanguard Market Liquidity Fund, 1.77%**
	(Cost $54,148)	54,147,880	54,148

	TOTAL INVESTMENTS (105.5%)
	(Cost $606,559)		794,738

	OTHER ASSETS AND LIABILITIES (-5.5%)		(41,777)

	NET ASSETS (100%)		$752,961

* Non-income-producing security.
** Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1) Considered an affiliated company of the fund, as the fund owns more than 5% of the outstanding voting securities of the company. The total market value of investments in affiliated companies was $2,172,000.
	ADR--American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time, to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by the fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2004, the cost of investment securities for tax purposes was $632,234,000. Net unrealized appreciation of investment securities for tax purposes was $162,504,000, consisting entirely of unrealized gains of $162,504,000 on securities that had risen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

		(000) Current Period Transactions
Vanguard Precious Metals and Mining Fund	1/31/2004 Market Value	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	10/31/2004 Market Value

Tanami Gold NL	$3,005	$148	-	-	$2,172

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 14, 2004

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.